Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2018	¥ 3	¥ 27,240	¥ 1,975	¥ 1,792	¥ (303)	¥ 30,707
Balance (in Shares) at Mar. 31, 2018 | shares	4,380,000
Net loss			(10,895)		(1,054)	(11,949)
Foreign currency translation difference				(1,422)	(58)	(1,480)
Balance at Mar. 31, 2019	¥ 3	27,240	(8,920)	370	(1,415)	17,278
Balance (in Shares) at Mar. 31, 2019 | shares	4,380,000
Net loss			(21,701)			(21,701)
Capital contribution (Note 14 (1)(i))	¥ 1	21,428				21,429
Capital contribution (Note 14 (1)(i)) (in Shares) | shares	137,793
Debt-equity swap (Note 14 (2)(i))		23,884				23,884
Cancellation of non-controlling interest (Note 1)		665	(2,196)		1,415	(116)
Foreign currency translation difference				(837)		(837)
Balance at Mar. 31, 2020	¥ 4	73,217	(32,817)	(467)		39,937
Balance (in Shares) at Mar. 31, 2020 | shares	4,517,793
Net loss			(16,627)			(16,627)
Foreign currency translation difference				1,868		1,868
Balance at Mar. 31, 2021	¥ 4	¥ 73,217	¥ (49,444)	¥ 1,401		¥ 25,178	$ 3,831
Balance (in Shares) at Mar. 31, 2021 | shares	4,517,793